Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Sound Enhanced Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Enhanced Fixed Income ETF
Class Name	Sound Enhanced Fixed Income ETF
Trading Symbol	FXED
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Enhanced Fixed Income ETF (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/fxed /. You can also request this information by contacting us at (833) 916-9056 .
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/fxed
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Enhanced Fixed Income ETF	$24	0.49%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 40,193,000
Holdings Count | Holdings	59
Advisory Fees Paid, Amount	$ 98,901
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$40,193
Number of Holdings	59
Total Advisory Fee Paid	$98,901
Portfolio Turnover Rate	6%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Ares Capital Corp.	3.6
Hercules Capital, Inc.	3.3
iShares 0-5 Year High Yield Corporate Bond ETF	3.1
Sixth Street Specialty Lending, Inc.	3.1
AllianceBernstein Global High Income Fund, Inc.	3.0
Golub Capital BDC, Inc.	3.0
iShares J.P Morgan EM High Yield Bond ETF	2.7
PennantPark Floating Rate Capital Ltd.	2.7
Goodyear Tire & Rubber Co/The	2.4
JPMorgan Chase & Co.	2.4

Sound Equity Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Equity Dividend Income ETF
Class Name	Sound Equity Dividend Income ETF
Trading Symbol	DIVY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Equity Dividend Income ETF (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/divy /. You can also request this information by contacting us at (833) 916-9056 .
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/divy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Equity Dividend Income ETF	$22	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 29,507,000
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 68,302
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$29,507
Number of Holdings	35
Total Advisory Fee Paid	$68,302
Portfolio Turnover Rate	20%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Enbridge, Inc.	5.1
Citigroup, Inc.	4.6
Eversource Energy	4.0
AT&T, Inc.	3.9
Greif, Inc. - Class B	3.7
GSK PLC	3.7
International Business Machines Corp.	3.7
Cisco Systems, Inc.	3.6
Sonoco Products Co.	3.5
M&T Bank Corp.	3.4